The BeeHive Fund
The BeeHive Fund
Investment Objective
The objective of The BeeHive Fund (the "Fund") is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The BeeHive Fund The BeeHive Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The BeeHive Fund The BeeHive Fund Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%	[2]
Fee Waiver and/or Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 0.25% of the average daily net assets of the Fund as compensation for distribution-related and/or shareholder services. The Trust's Board of Trustees (the "Board") has not approved the payment of any fees by the Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Fund. Fees pursuant to the Rule 12b-1 plan may only be imposed upon a Board determination that such fees are in the best interest of the shareholders. There are no current plans to impose 12b-1 fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[3]	Spears Abacus Advisors LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% through April 30, 2019 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
The BeeHive Fund | The BeeHive Fund Shares | USD ($)	102	318	552	1,225

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations. The Advisor deﬁnes (1) companies with large market capitalizations as those companies with market capitalizations of more than $5 billion and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Equity securities include common and preferred stock, warrants, convertible securities and sponsored and unsponsored American Depositary Receipts ("ADRs"). The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (deﬁned by the Advisor as those companies with market capitalizations of less than $1 billion). In addition, the Fund may invest in domestic ﬁxed-income securities, including high-yield securities (or "junk bonds"). From time to time, the Fund's investments may be focused in certain issuers, industries or sectors.

The Advisor seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Advisor believes to have dynamic businesses with leading and defensible market positions. The management philosophy of the Advisor emphasizes speciﬁc security selection rather than asset allocation. The Advisor looks for investments that it believes to offer favorable asymmetric expected-return proﬁles over the coming three-year period and to possess catalysts to unlock value.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry. In this process, the Advisor analyzes company ﬁlings and communicates with company management and industry analysts. The Advisor creates ﬁnancial models that consider multiple scenarios, including a reasonable worst-case scenario. Fund holdings are continuously monitored to seek to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding. A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will ﬂuctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, ﬂuctuations in foreign currencies and foreign investment risks, such as political and ﬁnancial instability, less liquidity, lack of uniform accounting, auditing and ﬁnancial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the ﬂuctuations in the market value of the underlying securities orany changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. The Fund's investments in equity securities may include common and preferred stock, warrants, convertible securities and sponsored and unsponsored ADRs. Common stock generally is subordinate to preferred stock and debt securities upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. The Fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons that directly relate to the issuer of a security.

Financials Sector Risk. Performance of companies in the ﬁnancials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual ﬁnancial company, or recent or future regulation of the ﬁnancials sector as a whole cannot be predicted.

Fixed-Income Securities Risk. The Fund may invest in ﬁxed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The ﬁnancial condition of an issuer of a ﬁxed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of ﬁxed- income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates are heightened.

Focused Portfolio Risk. Because the Fund may make signiﬁcant investments in the securities of certain issuers, industries and sectors, changes in the values of such securities will disproportionately impact the Fund's returns and may cause the value of the Fund shares to be volatile.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or conﬁscation of investors' assets. Investments in securities of foreign issuers are subject to ﬂuctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade ﬁxed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade ﬁxed-income securities and may be more difﬁcult to value or sell.

Industrial Sector Risk. To the extent the Fund invests a signiﬁcant portion of its assets in the industrial sector, the Fund's performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be signiﬁcantly affected by, among other things, business cycle ﬂuctuations, worldwide economy growth, government and corporate spending, supply and demand for speciﬁc products and manufacturing, and government regulation.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed and its performance will reflect the Advisor's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the ﬁnancial markets and reduced liquidity in equity, credit and ﬁxed- income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in ﬁnancial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a speciﬁed rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.TheBeeHiveFund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 21.11% for the quarter ended June 30, 2009, and the lowest return was -18.74% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - The BeeHive Fund	1 Year	5 Years	Since Inception	Inception Date
The BeeHive Fund Shares	11.07%	11.11%	8.02%	Sep. 02, 2008
The BeeHive Fund Shares | After Taxes on Distributions	10.05%	10.16%	7.33%
The BeeHive Fund Shares | After Taxes on Distributions and Sales	7.11%	8.74%	6.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	10.61%

S&P 500®Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.